Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value (see Note 6)	$ 5,926,290,493	$ 5,272,396,091
Investments, at contract value (see Note 7)	111,124,416	134,365,790
Total investments	6,037,414,909	5,406,761,881
Receivables
Participant loans	74,562,266	74,021,654
Pending trades due from brokers	4,649,832	91,490
Employer contributions	7,197,062	3,138,329
Other receivables	700,735	586,653
Total receivables	87,109,895	77,838,126
Non-interest bearing cash		19,605
Total assets	6,124,524,804	5,484,619,612
LIABILITIES
Pending trades due to brokers	7,719,285	1,215
Other payables	2,282,138	1,761,298
Total liabilities	10,001,423	1,762,513
NET ASSETS AVAILABLE FOR BENEFITS	6,114,523,381	5,482,857,099
Participant- Directed
ASSETS
Investments, at fair value (see Note 6)	4,410,224,368	3,856,879,890
Investments, at contract value (see Note 7)	111,124,416	134,365,790
Total investments	4,521,348,784	3,991,245,680
Receivables
Participant loans	74,562,266	74,021,654
Pending trades due from brokers	4,152,417	91,490
Employer contributions	0	0
Other receivables	638,342	542,468
Total receivables	79,353,025	74,655,612
Non-interest bearing cash		19,605
Total assets	4,600,701,809	4,065,920,897
LIABILITIES
Pending trades due to brokers	4,768,450	1,215
Other payables	1,673,770	1,662,049
Total liabilities	6,442,220	1,663,264
NET ASSETS AVAILABLE FOR BENEFITS	4,594,259,589	4,064,257,633
Nonparticipant- Directed
ASSETS
Investments, at fair value (see Note 6)	1,516,066,125	1,415,516,201
Investments, at contract value (see Note 7)	0	0
Total investments	1,516,066,125	1,415,516,201
Receivables
Participant loans	0	0
Pending trades due from brokers	497,415	0
Employer contributions	7,197,062	3,138,329
Other receivables	62,393	44,185
Total receivables	7,756,870	3,182,514
Non-interest bearing cash		0
Total assets	1,523,822,995	1,418,698,715
LIABILITIES
Pending trades due to brokers	2,950,835	0
Other payables	608,368	99,249
Total liabilities	3,559,203	99,249
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,520,263,792	$ 1,418,599,466